Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard Inflation-Protected Securities FundSupplement Dated September 29, 2026, to the Prospectus and Summary Prospectus Dated April 28, 2026Important Change to Vanguard Inflation-Protected Securities Fund (the “Fund”)Effective today, the prospectus for the Fund is amended as follows:Prospectus and Summary Prospectus Text ChangesThe following replaces the language under “Principal Investment Strategies” in the Fund Summary section:The Fund employs an active management approach, investing mainly in investment-grade, inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. At a minimum, all bonds purchased by the Fund are rated investment-grade by an independent bond rating agency or, if unrated, are determined by the Fund’s advisor to be of comparable quality. The Fund may invest in bonds of any maturity but generally expects to maintain a dollar-weighted average maturity in the range of 4 to 10 years.The Fund invests primarily in U.S. Treasury inflation-protected securities (commonly known as “TIPS”), which are a type of inflation-indexed security. Inflation-indexed securities provide interest and principal payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The periodic adjustment of TIPS is tied to the Consumer Price Index.In addition to inflation-indexed bonds, the Fund may invest in securities that are not inflation-indexed, including bonds issued by agencies and instrumentalities of the U.S. government and/or agency mortgage-backed securities.The Fund also may enter into To Be Announced (“TBA”) transactions or may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), interest rate swaps, total return swaps, credit default swaps, or other derivatives.In addition, the following is added under “Principal Risks” in the Fund Summary section: • Prepayment Risk. Certain bonds are subject to risks associated with prepayment. Prepayment risk for callable bonds is described under Call Risk. With respect to mortgage-backed, asset-backed, and similar debt securities, prepayment typically refers to borrowers repaying their debt early (e.g., before the maturity date). Prepayment of bonds held by the Fund would result in the Fund losing any price appreciation above the amount repaid (or the bond’s call price, in the case of callable bonds). In addition, because prepayments occur more frequently in low interest rate environments, the Fund likely would be forced to reinvest the proceeds from any prepayments at a lower interest rate than when the prepaid bonds were purchased, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. Frequent prepayments and subsequent reinvestment of the proceeds also would increase the Fund’s turnover rate.• Extension Risk. During periods of rising interest rates, certain bonds held by the Fund may be paid off substantially more slowly than originally anticipated. As a result, the value of the bonds may fall, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments.• TBA Mortgage-Backed Securities. A TBA transaction represents an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics for a fixed unit price at a future date, but does not specify the particular security to be delivered. TBA transactions are subject to the risk that the values of the mortgage-backed securities that the Fund has agreed to purchase will decline prior to the settlement date or that the counterparty will not deliver the securities as promised.